Label	Element	Value
iShares Long-Term National Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® LONG-TERM NATIONAL MUNI BOND ETFTicker: LMUBStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The iShares Long-Term National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities of 12 years or more.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA, or its affiliates, through June 30, 2030. The contractual waiver may be terminated prior to June 30, 2030 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(ongoing expenses that you pay each year as apercentage of the value of your investments)1
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2030
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is new, there is no reportable turnover.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to track the investment results of the ICE AMT-Free US Long National Municipal Index (the “Underlying Index”), which measures the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by U.S. states and their political subdivisions. As of March 11, 2025, a significant portion of the Underlying Index is represented by municipal bonds. The components of the Underlying Index are likely to change over time. The Underlying Index includes municipal bonds, the interest of which is exempt from Federal income taxes and not subject to alternative minimum tax. Each bond in the Underlying Index must have a rating of at least BBB- by Standard & Poor’s® Global Ratings, a subsidiary of S&P Global, Baa3 by Moody’s Investors Service, Inc., or BBB- by Fitch Ratings, Inc. A bond must be rated by at least one of these three rating agencies in order to qualify for the Underlying Index, and the lowest rating will be used in determining if the bond is investment grade. Each bond in the Underlying Index must be a constituent of an offering where the original offering amount was at least $50 million and have a minimum par amount (i.e., currently outstanding face value) of $10 million. In addition, each bond must have a minimum remaining term to final maturity greater than or equal to 12 years, at least three years remaining until the next call date and a fixed coupon schedule (i.e., including zero coupon and step-up or stepdown bonds). The Underlying Index is a market-value weighted index and is subject to a capping methodology that aims at reducing index concentration. The Underlying Index is rebalanced on the last calendar day of the month.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., a security's price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund will invest at least 80% of its assets in the component securities of the Underlying Index, and the Fund will invest at least 90% of its assets in fixed income securities of the types included in the Underlying Index that BFA believes will help the Fund track the Underlying Index. The Fund will invest no more than 10% of its assets in futures, options and swaps contracts that BFA believes will help the Fund track the Underlying Index as well as in fixed income securities other than the types included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund will generally hold municipal bond securities issued by state and local municipalities whose interest payments are exempt from U.S. federal income taxes and the federal alternative minimum tax (“AMT”). As of the date of this Prospectus, interest that is exempt from U.S. federal income tax is also exempt from the federal Medicare contribution tax of 3.8% on “net investment income.” In addition, the Fund intends to invest any cash assets in one or more affiliated municipal money market funds, which may be advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may invest in shares of other iShares funds that provide substantially similar exposure to the securities in the Underlying Index. BFA will waive a portion of its management fees in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund's investment in other iShares funds.
The Underlying Index is sponsored by ICE Data Indices, LLC (the “Index Provider” or “IDI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.
iShares Long-Term National Muni Bond ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that, compared with funds that are classified as “diversified,” the Fund may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund's performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.

iShares Long-Term National Muni Bond ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
iShares Long-Term National Muni Bond ETF | Municipal Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues from such projects or assets. Certain municipal securities are issued by entities with limited taxing authority such as school districts, or are dependent on revenue from a particular sector or industry, such as the utilities sector, infrastructure sector, or transportation industry.

iShares Long-Term National Muni Bond ETF | Risk of Investing in the U S [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

iShares Long-Term National Muni Bond ETF | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.

iShares Long-Term National Muni Bond ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

iShares Long-Term National Muni Bond ETF | Index Related Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.

iShares Long-Term National Muni Bond ETF | Asset Class Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.

iShares Long-Term National Muni Bond ETF | Assets Under Management A U M Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.

iShares Long-Term National Muni Bond ETF | Authorized Participant Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Authorized Participant Concentration Risk. An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

iShares Long-Term National Muni Bond ETF | Call Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated
maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.

iShares Long-Term National Muni Bond ETF | Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

iShares Long-Term National Muni Bond ETF | Credit Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer's or counterparty's financial condition and on the terms of an obligation.

iShares Long-Term National Muni Bond ETF | Cybersecurity Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, its adviser, distributor, Index Provider, other service providers, counterparties, or issuers of assets in which the Fund invests may cause disruptions that negatively impact the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. The Fund cannot control the cybersecurity plans and systems of its service providers, counterparties, and other third parties whose activities affect the Fund. In addition, cyber incidents may adversely impact the issuers of securities in which the Fund invests, which may cause such investments to lose value.

iShares Long-Term National Muni Bond ETF | Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Income Risk. The Fund's income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

iShares Long-Term National Muni Bond ETF | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

iShares Long-Term National Muni Bond ETF | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.

iShares Long-Term National Muni Bond ETF | Market Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.

iShares Long-Term National Muni Bond ETF | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

iShares Long-Term National Muni Bond ETF | Small Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.

iShares Long-Term National Muni Bond ETF | Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal income taxes and the federal AMT.
iShares Long-Term National Muni Bond ETF | Tracking Error Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits.
Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.

iShares Long-Term National Muni Bond ETF | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized
Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

iShares Long-Term National Muni Bond ETF | iShares Long-Term National Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.09%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1],[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.09%	[1]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	$ 29

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The amount rounded to 0.00%.